Accounting Policies - Schedule of Property, Plant and Equipment Useful Lives (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Estimated useful lives of Property, Plant and Equipment, Average	33 years
Facilities & leasehold improvements [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	5 years
Facilities & leasehold improvements [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Machinery and equipment [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	3 years
Machinery and equipment [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	10 years
Computer and R&D equipment [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	3 years
Computer and R&D equipment [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	6 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	2 years
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Estimated useful lives of Property, Plant and Equipment, Average	5 years